UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP

Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
______________________________________________
     Thomas B. Ellis     Boston, Massachusetts     November 14, 2011

*
______________________________________________
     Todd B. Hammer      Boston, Massachusetts     November 14, 2011

*
______________________________________________
     Sarah L. Filion, Attorney-in-Fact

Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 15, 2009.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $666,984 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     1325  1250000 SH       SOLE                  1250000
ADOBE SYS INC                  COM              00724F101    37464  1550000 SH       SOLE                  1550000
ALIMERA SCIENCES INC           COM              016259103     1560   195000 SH       SOLE                   195000
CHRISTOPHER & BANKS CORP       COM              171046105     6001  1700000 SH       SOLE                  1700000
CIT GROUP INC                  COM NEW          125581801    37811  1245000 SH       SOLE                  1245000
CSG SYS INTL INC               COM              126349109    21488  1700000 SH       SOLE                  1700000
CVS CAREMARK CORPORATION       COM              126650100    34934  1040000 SH       SOLE                  1040000
DELIA'S INC NEW                COM              246911101     3455  2598048 SH       SOLE                  2598048
E TRADE FINANCIAL CORP         COM NEW          269246401     8882   975000 SH       SOLE                   975000
ENZON PHARMACEUTICALS INC      COM              293904108     9680  1375000 SH       SOLE                  1375000
GENERAL MTRS CO                COM              37045V100    42378  2100000 SH       SOLE                  2100000
HEALTH NET INC                 COM              42222G108    39122  1650000 SH       SOLE                  1650000
INTERVAL LEISURE GROUP INC     COM              46113M108    25006  1877314 SH       SOLE                  1877314
JPMORGAN CHASE & CO            COM              46625H100    25903   860000 SH       SOLE                   860000
LEAR CORP                      COM NEW          521865204    26100   608400 SH       SOLE                   608400
LIFE TECHNOLOGIES CORP         COM              53217V109    36124   940000 SH       SOLE                   940000
MI DEVS INC                    COM              55304X104    49914  1880000 SH       SOLE                  1880000
MEDCATH CORP                   COM              58404W109     6274   452041 SH       SOLE                   452041
MICROSOFT CORP                 COM              594918104    31361  1260000 SH       SOLE                  1260000
NEW YORK & CO INC              COM              649295102    11647  3651213 SH       SOLE                  3651213
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     2156   326145 SH       SOLE                   326145
PEP BOYS MANNY MOE & JACK      COM              713278109    44415  4500000 SH       SOLE                  4500000
PSIVIDA CORP                   COM              74440J101     4099   960000 SH       SOLE                   960000
SLM CORP                       COM              78442P106    30129  2420000 SH       SOLE                  2420000
SANOFI                         RIGHT 12/31/2020 80105N113     5300  5000000 SH       SOLE                  5000000
SEMGROUP CORP                  CL A             81663A105    23960  1200400 SH       SOLE                  1200400
SPARK NETWORKS INC             COM              84651P100     4153  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    22359  1334842 SH       SOLE                  1334842
WELLPOINT INC                  COM              94973V107    29376   450000 SH       SOLE                   450000
XEROX CORP                     COM              984121103    44608  6400000 SH       SOLE                  6400000